Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge [Abstract]
Profit before tax	£ 3,525	£ 1,939	£ 10,526
UK statutory rate of taxation	679	388	2,131
Differences in overseas taxation rates	635	593	1,035
Benefit of intellectual property incentives	(458)	(321)	(286)
R&D credits	(75)	(93)	(38)
Remeasurement of non-taxable put option liabilities	227	340	17
Losses not recognised/(previously unrecognised losses)	28	(15)	31
Permanent differences on disposals and acquisitions	4	(21)	(248)
Other permanent differences	196	97	58
Reassessment of prior year estimates in respect of current and deferred taxes	(475)	(116)	(578)
US and Swiss tax reform	595
Tax on unremitted earnings		25	32
Tax charge/tax rate	£ 1,356	£ 877	£ 2,154
UK statutory rate of taxation	19.25%	20.00%	20.25%
Differences in overseas taxation rates	18.00%	30.60%	9.80%
Benefit of intellectual property incentives	(13.00%)	(16.50%)	(2.70%)
R&D credits	(2.10%)	(4.80%)	(0.40%)
Remeasurement of non-taxable put option liabilities	6.40%	17.50%	0.20%
Losses not recognised/(previously unrecognised losses)	0.80%	(0.80%)	0.30%
Permanent differences on disposals and acquisitions	0.10%	(1.10%)	(2.40%)
Other permanent differences	5.60%	5.00%	0.60%
Reassessment of prior year estimates in respect of current and deferred taxes	(13.50%)	(6.00%)	(5.50%)
US and Swiss tax reform	16.90%
Tax on unremitted earnings		1.30%	0.30%
Tax charge/tax rate	38.50%	45.20%	20.50%